Equity - Additional Information (Detail) $ / shares in Units, S/ in Thousands, $ in Billions			12 Months Ended
	Sep. 30, 2024 PEN (S/)	Mar. 21, 2024 PEN (S/) shares	Dec. 31, 2024 PEN (S/) shares	Dec. 31, 2023 PEN (S/) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 PEN (S/) shares	Dec. 31, 2024 $ / shares	Aug. 29, 2024 PEN (S/)	Mar. 21, 2024 $ / shares	Mar. 04, 2024 PEN (S/) shares	Mar. 04, 2024 $ / shares	Dec. 31, 2023 $ / shares	Jul. 06, 2023 PEN (S/)	Sep. 28, 2022 PEN (S/)	Apr. 25, 2022 PEN (S/)
Equity [Line Items]
Derecognized Of Put Liability	S/ 118,906
Derecognized Of Merger And Other Reserves	138,251
Fair Value Of Derecognized Of Merger And Other Reserves	7,099
Derecognized Of Translation Reserve	S/ 19,345
Percentage Of Allocate Annual Net Income			5.00%
Percentage Of Allocate Reserve Equal To Paid In Capital			10.00%
Number of shares | shares			73,970,299	43,917,577		43,917,577
Number Of Reverse Stock Split | shares										241,546,679
Ratio Of Share										5.5
Share Capital													S/ 236,547
Share premium			S/ 1,208,586			S/ 386,045							386,045
Retained earnings, profit (loss) for reporting period													2,012
Exchange of Equivalent Shares															S/ 50
Capital reserve			13,230	S/ 23,468		5,074
Other reserves			524,776	1,823,364		533,369
Capital Reduction		S/ 1,217,629
Write Off Non Controlling Interest		159,910
Merger And Other Reserves		1,076,628
Translation Reserve		S/ 18,909
Non-controlling interests [member]
Equity [Line Items]
Dividends paid to non-controlling interests			S/ 1,150	S/ 6,841		131
Other reserves [member]
Equity [Line Items]
Share Capital													S/ 8,820
Other reserves						S/ 161,915
Auna Salud S.A.C [Member]
Equity [Line Items]
Share Capital														S/ 214,431
Share premium														S/ 1,138,179
Heredia Investments SAC [Member]
Equity [Line Items]
Percentage of voting equity interests acquired		21.20%
Top of range [member]
Equity [Line Items]
Share Capital								S/ 2		S/ 7,453
Top of range [member] | Auna Salud S.A.C [Member]
Equity [Line Items]
Percentage Of Non Controlling Interest Controlled Subsidiary														100.00%
Share Capital														S/ 1,352,610
Bottom of range [member] | Auna Salud S.A.C [Member]
Equity [Line Items]
Percentage Of Non Controlling Interest Controlled Subsidiary														78.80%
Class A Common Share [Member]
Equity [Line Items]
Number of shares | shares			30,052,722	241,544,679
Par value per share | $ / shares							$ 0.01		$ 12			$ 0.01
Number of shares authorised | shares		30,000,000
Sale Of Common Share | shares		30,000,000
Share premium		S/ 1,204,913
Share issue related cost			S/ 31,812	S/ 29,957
Percentage Of Preference Dividend Receive				100.00%
Dividends Paid | $					$ 1
Class A Common Share [Member] | Top of range [member]
Equity [Line Items]
Share Capital		S/ 1,112
Class B Common Share [Member]
Equity [Line Items]
Number of shares | shares			43,917,577
Par value per share | $ / shares							$ 0.1				$ 0.1